Parent Company Only Condensed Financial Information	12 Months Ended
Mar. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information
22 PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIEs’ subsidiaries in accordance with SEC Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only as the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, or guarantees as of March 31, 2022.
CONDENSED BALANCE SHEETS

	As of March 31,
	2021	2022
	RMB	RMB	US$ Note 2(f)
Cash and cash equivalents	2,072	4,349	686
Prepayments and other current assets	7,934	795	125
Amounts due from related parties	5,914	571	90

Total current assets	15,920	5,715	901

Non-current assets:
Intangible assets, net	356,689	46,000	7,256
Amounts due from subsidiaries	1,129,423	1,066,882	168,297
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	42,294	—	—
Investments in other investees	24,281	37,789	5,961

Total non-current assets	1,552,687	1,150,671	181,514

Total assets	1,568,607	1,156,386	182,415

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	92,345	104,015	16,408
Accruals and other current liabilities	17,807	1,965	310

Total current liabilities	110,152	105,980	16,718

Non-current liabilities:
Investment deficit of subsidiaries	—	258,372	40,757
Deferred tax liabilities	1,408	1,408	222
Other non-current liabilities	2,151	890	140

Total non-current liabilities	3,559	260,670	41,119

Total liabilities	113,711	366,650	57,837

	As of March 31,
	2021	2022
	RMB	RMB	US$ Note 2(f)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.00001 par value; 49,000,000,000 shares authorized as of March 31, 2021 and 2022; 2,432,015,450 and 2,433,353,800 shares issued as of March 31, 2021 and 2022, respectively; 2,215,043,400 and 2,190,737,700 shares outstanding as of March 31, 2021 and 2022, respectively)	165	165	26
Class B ordinary shares (US$0.00001 par value; 500,000,000 shares authorized as of March 31, 2021 and 2022; 303,234,004 shares issued and outstanding as of March 31, 2021 and 2022, respectively)	16	16	3
Treasury stock (US$0.00001 par value; 216,972,050 and 242,616,100 shares as of March 31, 2021 and 2022)	(126,424)	(136,113)	(21,471)
Additional paid-in capital	9,458,643	9,471,101	1,494,029
Statutory reserves	3,331	3,331	525
Accumulated other comprehensive income	97,145	69,016	10,887
Accumulated deficit	(7,977,980)	(8,617,780)	(1,359,421)

Total MOGU Inc. shareholders’ equity	1,454,896	789,736	124,578

Total liabilities and shareholders’ equity	1,568,607	1,156,386	182,415

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ Note 2(f)
General and administrative expenses	(4,304)	(9,155)	(5,151)	(813)
Amortization of intangible assets	(319,188)	(322,230)	(301,866)	(47,618)
Other income, net	5,308	6,138	1,008	159

Loss from operations	(318,184)	(325,247)	(306,009)	(48,272)
Interest income	4,659	78	1	—
Loss from subsidiaries, VIEs and VIEs’ subsidiaries	(1,736,959)	(82,563)	(334,730)	(52,799)
(Loss)/gain from investments, net	(59,050)	89,518	(1,636)	(258)

Loss before income tax and share of results of equity investee	(2,109,534)	(318,214)	(642,374)	(101,329)
Income tax expenses	—	(9,757)	—	—
Share of results of equity investee	(114,104)	—	—	—

Net loss	(2,223,638)	(327,971)	(642,374)	(101,329)

Net loss attributable to MOGU Inc.,	(2,223,638)	(327,971)	(642,374)	(101,329)

Net Loss	(2,223,638)	(327,971)	(642,374)	(101,329)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	105,433	(72,993)	(17,400)	(2,745)
Share of other comprehensive loss of equity method investee	(145)	—	—	—
Share of other comprehensive (loss)/income of subsidiaries, VIEs and VIEs’ subsidiaries, net of tax	(7,884)	9,726	(10,729)	(1,692)
Unrealized securities holding gains/(losses), net of tax	26,597	(41,384)	—	—

Total other comprehensive income/(loss)	124,001	(104,651)	(28,129)	(4,437)

Total comprehensive loss	(2,099,637)	(432,622)	(670,503)	(105,766)

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ Note 2(f)
Net cash provided by/(used in) operating activities	5,803	3,322	(1,642)	(259)
Net cash (used in)/provided by investing activities	(406,144)	37,446	13,608	2,147
Net cash used in financing activities	(29,332)	(119,249)	(9,689)	(1,528)
Net (decrease)/increase in cash and cash equivalents	(429,673)	(78,481)	2,277	360
Cash and cash equivalents at beginning of year	510,226	80,553	2,072	326
Cash and cash equivalents at end of year	80,553	2,072	4,349	686

The amounts due from subsidiaries as of March 31, 2021 ha
ve
been revised to reflect a reclassification adjustment of RMB1,129,423 from current assets to non-current assets. The revision, in the opinion of management, is immaterial. The impact of the revision was eliminated in consolidation. There is no impact on the previously reported consolidated financial position, results of operations or cash flows.
Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and VIEs’ subsidiaries.
For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.
Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIEs and VIEs’ subsidiaries” and shares in the subsidiaries, VIEs and VIEs’ subsidiaries’ loss are presented as “Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.